Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Prepaid expenses to purchase raw materials		$ 31,316	$ 28,359
Prepaid consulting fee		13,959	78,090
Other current assets			12,839
Loans to a third party	[1]	4,400,000
Interest receivable	[1]	133,525
Other receivables			10,614
Other prepayments		59,200	29,668
Prepayments and other current assets		$ 4,638,000	$ 159,570

[1]	In January 2025, the Company provided two loans to a third party with an aggregate principal amount of $4,400,000. The loans bear interest at an annual rate of 6.30% and mature in one year, with both principal and interest due at maturity.